Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

CONTACT INFORMATION

Depositor	Structured Asset Securities Corporation
745 Seventh Avenue, 7th Floor
New York, NY 10019

Underwriter	Lehman Brothers
745 Seventh Avenue, 7th Floor
New York, NY 10019

Master Servicer	Aurora Loan Services LLC
327 Inverness Dr South
Englewood, CO 80112

Trustee	Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, NY 10013

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	5

Reconciliation Detail	6

Collateral Summary	7

Delinquency Information	9

Credit Enhancement	11

Distribution Waterfall Detail	12

Other Information	14

Deal Contact:	Karen Schluter	Citibank, N.A.
	karen.schluter@citigroup.com	Agency and Trust
	Tel: (212) 816-5827	388 Greenwich Street, 14th Floor
	Fax: (212) 816-5527	New York, NY 10013

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Distribution Summary
DISTRIBUTION IN DOLLARS
Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
A1	295,297,000.00	187,688,882.93	5.390000%	29 / 360	11/27 - 12/25	814,934.70	17,112,797.75	17,927,732.45	0.00	0.00	170,576,085.18
A2	98,432,000.00	98,432,000.00	5.500000%	30 / 360	11/01 - 11/30	451,146.67	0.00	451,146.67	0.00	0.00	98,432,000.00
M1	106,635,000.00	106,635,000.00	5.600000%	29 / 360	11/27 - 12/25	481,042.33	0.00	481,042.33	0.00	0.00	106,635,000.00
M2	34,779,000.00	34,779,000.00	6.000000%	30 / 360	11/01 - 11/30	1,343,601.22	0.00	1,343,601.22	0.00	0.00	34,779,000.00
M3	13,781,000.00	13,781,000.00	5.650000%	29 / 360	11/27 - 12/25	62,722.69	0.00	62,722.69	0.00	0.00	13,781,000.00
M4	17,390,000.00	17,390,000.00	5.670000%	29 / 360	11/27 - 12/25	79,428.82	0.00	79,428.82	0.00	0.00	17,390,000.00
M5	14,765,000.00	14,765,000.00	5.690000%	29 / 360	11/27 - 12/25	67,677.02	0.00	67,677.02	0.00	0.00	14,765,000.00
M6	9,187,000.00	9,187,000.00	5.780000%	29 / 360	11/27 - 12/25	42,775.69	0.00	42,775.69	0.00	0.00	9,187,000.00
M7	8,859,000.00	8,859,000.00	6.220000%	29 / 360	11/27 - 12/25	44,388.51	0.00	44,388.51	0.00	0.00	8,859,000.00
M8	6,562,000.00	6,562,000.00	6.320000%	29 / 360	11/27 - 12/25	33,407.87	0.00	33,407.87	0.00	0.00	6,562,000.00
M9	6,562,000.00	6,562,000.00	7.190000%	29 / 360	11/27 - 12/25	38,006.74	0.00	38,006.74	0.00	0.00	6,562,000.00
B1	5,250,000.00	5,250,000.00	7.820000%	29 / 360	11/27 - 12/25	33,072.08	0.00	33,072.08	0.00	0.00	5,250,000.00
B2	6,890,000.00	6,890,000.00	7.820000%	29 / 360	11/27 - 12/25	43,403.17	0.00	43,403.17	0.00	0.00	6,890,000.00
B3	10,499,000.00	10,499,000.00	6.000000%	30 / 360	11/01 - 11/30	52,495.00	0.00	52,495.00	0.00	0.00	10,499,000.00
B4	11,484,000.00	11,484,000.00	6.000000%	30 / 360	11/01 - 11/30	57,420.00	0.00	57,420.00	0.00	0.00	11,484,000.00
P	100.00	100.00	0.000000%	30 / 360		1,920.75	0.00	1,920.75	0.00	0.00	100.00
X	0.00	0.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	0.00
R	0.00	0.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	0.00
LTR	0.00	0.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	0.00
Totals	646,372,100.00	538,763,982.93				3,647,443.26	17,112,797.75	20,760,241.01	0.00	0.00	521,651,185.18

Notional Classes
AIO	196,865,000.00	131,243,000.00	9.000000%	30 / 360	11/01 - 11/30	984,322.50	0.00	984,322.50	0.00	0.00	131,243,000.00

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Distribution Summary
DISTRIBUTION IN DOLLARS
Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)

Distribution Summary (Factors)
PER $1,000 OF ORIGINAL BALANCE
Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)	(11/2 x 1000)	(12/2 x 1000)
A1	86359FAA0	12/22/2006	635.593599	2.759712	57.951140	60.710852	0.000000	0.000000	577.642459
A2	86359FAB8	12/22/2006	1,000.000000	4.583333	0.000000	4.583333	0.000000	0.000000	1,000.000000
M1	86359FAD4	12/22/2006	1,000.000000	4.511111	0.000000	4.511111	0.000000	0.000000	1,000.000000
M3	86359FAF9	12/22/2006	1,000.000000	4.551389	0.000000	4.551389	0.000000	0.000000	1,000.000000
M4	86359FAG7	12/22/2006	1,000.000000	4.567500	0.000000	4.567500	0.000000	0.000000	1,000.000000
M5	86359FAH5	12/22/2006	1,000.000000	4.583611	0.000000	4.583611	0.000000	0.000000	1,000.000000
M6	86359FAJ1	12/22/2006	1,000.000000	4.656111	0.000000	4.656111	0.000000	0.000000	1,000.000000
M7	86359FAK8	12/22/2006	1,000.000000	5.010555	0.000000	5.010555	0.000000	0.000000	1,000.000000
M8	86359FAL6	12/22/2006	1,000.000000	5.091111	0.000000	5.091111	0.000000	0.000000	1,000.000000
M9	86359FAM4	12/22/2006	1,000.000000	5.791945	0.000000	5.791945	0.000000	0.000000	1,000.000000
B1	86359FAN2	12/22/2006	1,000.000000	6.299444	0.000000	6.299444	0.000000	0.000000	1,000.000000
B2	86359FAP7	12/22/2006	1,000.000000	6.299444	0.000000	6.299444	0.000000	0.000000	1,000.000000
B3	86359FAQ5	12/22/2006	1,000.000000	5.000000	0.000000	5.000000	0.000000	0.000000	1,000.000000
B4	86359FAR3	12/22/2006	1,000.000000	5.000000	0.000000	5.000000	0.000000	0.000000	1,000.000000
P		12/22/2006	1,000.000000	19,207.500000	0.000000	19,207.500000	0.000000	0.000000	1,000.000000
AIO	86359FAC6	11/30/2006	666.664973	4.999987	0.000000	4.999987	0.000000	0.000000	666.664973

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Interest Distribution Detail
DISTRIBUTION IN DOLLARS
Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
A1	187,688,882.93	5.39000%	5.42000%	29 / 360	814,934.70	0.00	0.00	0.00	814,934.70	0.00	814,934.70	0.00
A2	98,432,000.00	5.50000%	5.50000%	30 / 360	451,146.67	0.00	0.00	0.00	451,146.67	0.00	451,146.67	0.00
M1	106,635,000.00	5.60000%	5.63000%	29 / 360	481,042.33	0.00	0.00	0.00	481,042.33	0.00	481,042.33	0.00
M2	34,779,000.00	6.00000%	6.00000%	30 / 360	1,343,601.22	0.00	0.00	0.00	1,343,601.22	0.00	1,343,601.22	0.00
M3	13,781,000.00	5.65000%	5.68000%	29 / 360	62,722.69	0.00	0.00	0.00	62,722.69	0.00	62,722.69	0.00
M4	17,390,000.00	5.67000%	5.70000%	29 / 360	79,428.82	0.00	0.00	0.00	79,428.82	0.00	79,428.82	0.00
M5	14,765,000.00	5.69000%	5.72000%	29 / 360	67,677.02	0.00	0.00	0.00	67,677.02	0.00	67,677.02	0.00
M6	9,187,000.00	5.78000%	5.81000%	29 / 360	42,775.69	0.00	0.00	0.00	42,775.69	0.00	42,775.69	0.00
M7	8,859,000.00	6.22000%	6.25000%	29 / 360	44,388.51	0.00	0.00	0.00	44,388.51	0.00	44,388.51	0.00
M8	6,562,000.00	6.32000%	6.35000%	29 / 360	33,407.87	0.00	0.00	0.00	33,407.87	0.00	33,407.87	0.00
M9	6,562,000.00	7.19000%	7.22000%	29 / 360	38,006.74	0.00	0.00	0.00	38,006.74	0.00	38,006.74	0.00
B1	5,250,000.00	7.82000%	7.85000%	29 / 360	33,072.08	0.00	0.00	0.00	33,072.08	0.00	33,072.08	0.00
B2	6,890,000.00	7.82000%	7.85000%	29 / 360	43,403.17	0.00	0.00	0.00	43,403.17	0.00	43,403.17	0.00
B3	10,499,000.00	6.00000%	6.00000%	30 / 360	52,495.00	0.00	0.00	0.00	52,495.00	0.00	52,495.00	0.00
B4	11,484,000.00	6.00000%	6.00000%	30 / 360	57,420.00	0.00	0.00	0.00	57,420.00	0.00	57,420.00	0.00
P	100.00	0.00000%	0.00000%	30 / 360	1,920.75	0.00	0.00	0.00	1,920.75	0.00	1,920.75	0.00
X	0.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	0.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LTR	0.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	538,763,982.93				3,647,443.26	0.00	0.00	0.00	3,647,443.26	0.00	3,647,443.26	0.00

Notional Classes
AIO	131,243,000.00	9.00000%	9.00000%	30 / 360	984,322.50	0.00	0.00	0.00	984,322.50	0.00	984,322.50	0.00

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Principal Distribution Detail
DISTRIBUTION IN DOLLARS
Class	Original Balance	Prior Principal Balance	Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)=(3)-(4)+(5)-(6)+(7)	(9)
A1	295,297,000.00	187,688,882.93	17,112,797.75	0.00	0.00	0.00	170,576,085.18	0.00
A2	98,432,000.00	98,432,000.00	0.00	0.00	0.00	0.00	98,432,000.00	0.00
M1	106,635,000.00	106,635,000.00	0.00	0.00	0.00	0.00	106,635,000.00	0.00
M2	34,779,000.00	34,779,000.00	0.00	0.00	0.00	0.00	34,779,000.00	0.00
M3	13,781,000.00	13,781,000.00	0.00	0.00	0.00	0.00	13,781,000.00	0.00
M4	17,390,000.00	17,390,000.00	0.00	0.00	0.00	0.00	17,390,000.00	0.00
M5	14,765,000.00	14,765,000.00	0.00	0.00	0.00	0.00	14,765,000.00	0.00
M6	9,187,000.00	9,187,000.00	0.00	0.00	0.00	0.00	9,187,000.00	0.00
M7	8,859,000.00	8,859,000.00	0.00	0.00	0.00	0.00	8,859,000.00	0.00
M8	6,562,000.00	6,562,000.00	0.00	0.00	0.00	0.00	6,562,000.00	0.00
M9	6,562,000.00	6,562,000.00	0.00	0.00	0.00	0.00	6,562,000.00	0.00
B1	5,250,000.00	5,250,000.00	0.00	0.00	0.00	0.00	5,250,000.00	0.00
B2	6,890,000.00	6,890,000.00	0.00	0.00	0.00	0.00	6,890,000.00	0.00
B3	10,499,000.00	10,499,000.00	0.00	0.00	0.00	0.00	10,499,000.00	0.00
B4	11,484,000.00	11,484,000.00	0.00	0.00	0.00	0.00	11,484,000.00	0.00
P	100.00	100.00	0.00	0.00	0.00	0.00	100.00	0.00
X	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LTR	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	646,372,100.00	538,763,982.93	17,112,797.75	0.00	0.00	0.00	521,651,185.18	0.00

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Reconciliation Detail

SOURCE OF FUNDS

Interest Funds Available
Scheduled Interest	5,173,769.85
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	0.00
Other Interest Adjustments	(143,561.88)
Total Interest Funds Available:		5,030,207.97
Principal Funds Available
Scheduled Principal	243,676.91
Curtailments	177,654.42
Prepayments in Full	16,695,122.08
Liquidation Proceeds	0.00
Adjustment Principal	(3,655.66)
Repurchased Principal	0.00
Substitution Principal	0.00
Other Principal	0.00
Total Principal Funds Available:		17,112,797.75
Other Funds Available
Cap Contract Amount	0.00
Prepayment Charges	1,920.75
Other Charges	0.00
Total Other Funds Available:		1,920.75
Total Funds Available		22,144,926.47

ALLOCATION OF FUNDS

Scheduled Fees
Credit Risk Manager Fee	4,114.55
Master Servicing Fee	0.00
Servicing Fee	228,586.05
Trustee Fee	0.00
Total Scheduled Fees:		232,700.60
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Payment to the Swap Counterparty	167,662.36
Total Additional Fees, Expenses, etc.:		167,662.36
Distribution to Certificateholders
Interest Distribution	4,631,765.76
Principal Distribution	17,112,797.75
Total Distribution to Certificateholders:		21,744,563.51
Total Funds Allocated		22,144,926.47

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Collateral Summary

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	656,215,417.26	548,607,300.19	531,494,502.44

Loan Count	13,391	11,423	11,109

Weighted Average Coupon Rate (WAC)	11.350199%	11.316882%	N/A

Net Weighted Average Coupon Rate (Net WAC)	10.850199%	10.816792%	N/A

Weighted Average Remaining Term (WART in months)	247	241	240

AVAILABLE PRINCIPAL

Scheduled Principal	243,676.91
Curtailments	177,654.42
Prepayments in Full	16,695,122.08
Liquidation Proceeds	0.00
Repurchased Principal	0.00
Substitution Principal	0.00
Adjustment Principal	(3,655.66)
Other Principal	0.00
TOTAL AVAILABLE PRINCIPAL	17,112,797.75

Current Realized Losses	0.00
Realized Losses and Recoveries from Prior Periods	14,410.77
Cumulative Realized Losses	14,524.67

AVAILABLE INTEREST

Scheduled Interest		5,173,769.85

	Supplemental Interest Trust Amount	0.00
Less:	Servicing Fee	228,586.05
	Master Servicing Fee	0.00
	Credit Risk Manager Fee	4,114.55
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		4,941,069.25

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Collateral Summary - Total

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	656,215,417.26	548,607,300.19	531,494,502.44

Loan Count	13,391	11,423	11,109

Weighted Average Coupon Rate (WAC)	11.350199%	11.316882%	N/A

Net Weighted Average Coupon Rate (WAC)	10.850199%	10.816882%	N/A

Weighted Average Remaining Term (WART in months)	247	241	240

AVAILABLE PRINCIPAL

Scheduled Principal	243,676.91
Curtailments	177,654.42
Prepayments in Full	16,695,122.08
Liquidation Proceeds	0.00
Repurchased Principal	0.00
Substitution Principal	0.00
Adjustment Principal	(3,655.66)
Other Principal	0.00
TOTAL AVAILABLE PRINCIPAL	17,112,797.75

Current Realized Losses	0.00
Realized Losses and Recoveries from Prior Periods	14,410.77
Cumulative Realized Losses	14,524.67

AVAILABLE INTEREST

Scheduled Interest		5,173,769.85

	Supplemental Interest Trust Amount	0.00
Less:	Servicing Fee	228,586.05
	Master Servicing Fee	0.00
	Credit Risk Manager Fee	4,114.55
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		4,941,069.25

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Delinquency Information

	Less Than 30 Days	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance		9,770,463.32	4,607,241.25	13,957,405.86	28,335,110.43
Percentage of Total Pool Balance		1.8383%	0.8668%	2.6261%	5.3312%
Number of Loans		157	74	205	436
Percentage of Total Loans		1.4133%	0.6661%	1.8454%	3.9247%
Bankruptcy
Scheduled Principal Balance	895,367.77	209,758.52	30,324.85	1,082,094.79	2,217,545.93
Percentage of Total Pool Balance	0.1685%	0.0395%	0.0057%	0.2036%	0.4172%
Number of Loans	15	4	1	15	35
Percentage of Total Loans	0.1350%	0.0360%	0.0090%	0.1350%	0.3151%
Foreclosure
Scheduled Principal Balance		0.00	0.00	508,080.68	508,080.68
Percentage of Total Pool Balance		0.0000%	0.0000%	0.0956%	0.0956%
Number of Loans		0	0	5	5
Percentage of Total Loans		0.0000%	0.0000%	0.0450%	0.0450%
REO
Scheduled Principal Balance		0.00	0.00	0.00	0.00
Percentage of Total Pool Balance		0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans		0	0	0	0
Percentage of Total Loans		0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	895,367.77	9,980,221.84	4,637,566.10	15,547,581.33	31,060,737.04
Percentage of Total Pool Balance	0.1685%	1.8778%	0.8726%	2.9253%	5.8440%
Number of Loans	15	161	75	225	476
Percentage of Total Loans	0.1350%	1.4493%	0.6751%	2.0254%	4.2848%

Principal and Interest Advances		4,381,972.64

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Delinquency Information

	Less Than
	30 Days	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance		9,770,463.32	4,607,241.25	13,957,405.86	28,335,110.43
Percentage of Total Pool Balance		1.8383%	0.8668%	2.6261%	5.3312%
Number of Loans		157	74	205	436
Percentage of Total Loans		1.4133%	0.6661%	1.8454%	3.9247%
Bankruptcy
Scheduled Principal Balance	895,367.77	209,758.52	30,324.85	1,082,094.79	2,217,545.93
Percentage of Total Pool Balance	0.1685%	0.0395%	0.0057%	0.2036%	0.4172%
Number of Loans	15	4	1	15	35
Percentage of Total Loans	0.1350%	0.0360%	0.0090%	0.1350%	0.3151%
Foreclosure
Scheduled Principal Balance		0.00	0.00	508,080.68	508,080.68
Percentage of Total Pool Balance		0.0000%	0.0000%	0.0956%	0.0956%
Number of Loans		0	0	5	5
Percentage of Total Loans		0.0000%	0.0000%	0.0450%	0.0450%
REO
Scheduled Principal Balance		0.00	0.00	0.00	0.00
Percentage of Total Pool Balance		0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans		0	0	0	0
Percentage of Total Loans		0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	895,367.77	9,980,221.84	4,637,566.10	15,547,581.33	31,060,737.04
Percentage of Total Pool Balance	0.1685%	1.8778%	0.8726%	2.9253%	5.8440%
Number of Loans	15	161	75	225	476
Percentage of Total Loans	0.1350%	1.4493%	0.6751%	2.0254%	4.2848%

Principal and Interest Advances		4,381,972.64

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Credit Enhancement

GROUP 1
Required Overcollateralization Amount		9,843,417.26	1.8520%
Prior Overcollateralization Amount		9,843,417.26
Overcollateralization Decrease due to Realized Losses		0.00
Overcollateralization Deficiency Amount	0.00
Excess Spread Available for Overcollateralization Increase	1,169,706.22
Overcollateralization Increase Amount		0.00
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	17,112,797.75
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		9,843,417.26	1.8520%

Senior Enhancement Percentage			49.3865%
Are Stepdown Principal Distributions allowed this month?			No
(Has the Stepdown Date occured and are there no Trigger Events in effect?)
Has the Stepdown Date Occured?		No
(Dsitribution Date following the reduction of the Prinicpal amounts of Classes A1 & A2?)
Is A Trigger Event in effect?		No
(Is a Delinquency Trigger Event in effect or is a Cumulative Realized Loss Trigger in effect?)
Is A Delinquency Trigger Event in effect?		No
(Does the Rolling Three Month Delinquency Rate equal or exceed 10.00% of the the target percentage?)
Rolling Three Month Delinquency Rate	0.0000%
Target Percentage	4.9386%
Is A Cumulative Realized Loss Trigger Event in effect?		No
(Does the Cumulative Loss Percentage equal or exceed the target percentage?)
Cumulative Loss Percentage	0.0000%
Target Percentage	0.1900%

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Waterfall Detail
DISTRIBUTIONS	Amount Distributed	Remaining Available Funds

Interest Remittance Funds		4,801,621.92
For deposit into the Supplemental Interest Trust Account, Net Swap Payment	0.00	4,801,621.92
Class A1, A2, A-IO Monthly Interest Distributable Amount	(2,250,403.87)	2,551,218.05

Interest Remittance Funds Cont'd		2,551,218.05
Class M-1 Monthly Interest Distributable Amount	(481,042.33)	2,070,175.72
Class M-2 Monthly Interest Distributable Amount	(173,895.00)	1,896,280.72
Class M-3 Monthly Interest Distributable Amount	(62,722.69)	1,833,558.03
Class M-4 Monthly Interest Distributable Amount	(79,428.82)	1,754,129.21
Class M-5 Monthly Interest Distributable Amount	(67,677.02)	1,686,452.19
Class M-6 Monthly Interest Distributable Amount	(42,775.69)	1,643,676.50
Class M-7 Monthly Interest Distributable Amount	(44,388.51)	1,599,287.99
Class M-8 Monthly Interest Distributable Amount	(33,407.87)	1,565,880.12
Class M-9 Monthly Interest Distributable Amount	(38,006.74)	1,527,873.38
Class B-1 Monthly Interest Distributable Amount	(33,072.08)	1,494,801.30
Class B-2 Monthly Interest Distributable Amount	(43,403.17)	1,451,398.13
Class B-3 Monthly Interest Distributable Amount	(52,495.00)	1,398,903.13
Class B-4 Monthly Interest Distributable Amount	(57,420.00)	1,341,483.13

To the Credit Risk Manager, the Credit Risk Manager Fee	(4,114.55)	1,337,368.58
To the Trustee, certain unremibursed extraordinary costs	0.00	1,337,368.58
(Remaining for application as part of Monthly Excess Cashflow)

Principal Distribution Funds		17,112,797.75
Sequentially to the Class A1, A2, the Principal Distribution Amount	(17,112,797.75)	0.00

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Waterfall Detail
DISTRIBUTIONS	Amount Distributed	Remaining Available Funds

Principal Distribution Funds		0.00
Class M-1 Principal Distribution Amount	0.00	0.00
Class M-2 Principal Distribution Amount	0.00	0.00
Class M-3 Principal Distribution Amount	0.00	0.00
Class M-4 Principal Distribution Amount	0.00	0.00
Class M-5 Principal Distribution Amount	0.00	0.00
Class M-6 Principal Distribution Amount	0.00	0.00
Class M-7 Principal Distribution Amount	0.00	0.00
Class M-8 Principal Distribution Amount	0.00	0.00
Class M-9 Principal Distribution Amount	0.00	0.00
Class B-1 Principal Distribution Amount	0.00	0.00
Class B-2 Principal Distribution Amount	0.00	0.00
Class B-3 Principal Distribution Amount	0.00	0.00
Class B-4 Principal Distribution Amount	0.00	0.00

Net Monthly Excess Cashflow		1,169,706.22
Extra Principal Payment Amount to increase Overcollateralization	0.00	1,169,706.22
to the Basis Risk Reserve Fund, the Basis Risk Payment	0.00	1,169,706.22
on the Distribution Date occurring in April 2011, $100 to the Class P Certificates	0.00	1,169,706.22
Class M2, the M2 Excess Amount	(1,169,706.22)	0.00
Remaining to the Holders of the Residual Certificates	0.00	0.00

Prepayment Premiums		1,920.75
Class P Prepayment Premiums and Servicer Prepayment Premium Payment Amounts	(1,920.75)	0.00
Distribution of Class P outstanding Certificate Principal Balance	0.00	0.00

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates,Series 2006-S2

Other Information

Supplemental Interest Trust Information
Any Net Swap Payment to the Supplemental Interest Trust made pursuant to Secbtion 5.02	0.00
Any Net Swap Payment to the Swap Counterparty pursuant to Section 5.02	167,662.36
Swap Termination Payment to the Supplemental Interest Trust made pursuant to Sections 5.02	0.00
Swap Termination Payment to the Swap Counterparty made pursuant to Section 5.02	0.00

Basis Risk Reserve Fund
Beginning Balance	1,000.00
Deposits	0.00
Withdrawals	0.00
Ending Balance	1,000.00

Distributions to the Holders since inception, June 26th 2006
Class P	15,215.50
Class X	0.00
Class LT-R	0.00
Class R	0.00

Current Libor	5.320000%
Next Libor	5.350000%

Reports Available at www.sf.citidirect.com	(c) Copyright 2006 Citigroup